General and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2013
Estimated Useful Lives Used in Computing Depreciation and Amortization of Property, Plant and Equipment	The estimated useful lives used in computing depreciation and amortization of property, plant and equipment are as follows:

Asset	Life
Buildings	3 to 50 years
Machinery and equipment	2 to 20 years

Foreign Currency Translation and Transaction Net Gains or Losses

Foreign currency translation and transaction gains or losses are included in other income (expenses)-other, net and these net gains or losses for each of the years in the three-year period ended March 31, 2013 are as follows:

Yen (millions)
2011	2012	2013
¥ (60,514)	¥ 4,563	¥ 36,794

Shipping and Handling Costs

Shipping and handling costs included in selling, general and administrative expenses for each of the years in the three-year period ended March 31, 2013 are as follows:

Yen (millions)
2011	2012	2013
¥ 160,773	¥ 155,276	¥ 160,843